REDEEMABLE NON-CONTROLLING INTERESTS - Schedule of Redeemable Non-controlling Interests (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Redeemable Noncontrolling Interest [Line Items]
Beginning balance	$ 7,177,668	$ 6,706,660
Accretion of redeemable non-controlling interests	561,251	663,669
Foreign currency translation adjustment	238,114	(192,661)
Repurchase of preferred shares	(3,030,555)
Ending balance	4,946,478	7,177,668
Series Angel Preferred Shares
Redeemable Noncontrolling Interest [Line Items]
Beginning balance	5,358,931	5,007,271
Accretion of redeemable non-controlling interests	524,955	495,503
Foreign currency translation adjustment	227,974	(143,843)
Repurchase of preferred shares	(1,165,382)
Ending balance	4,946,478	5,358,931
Series Pre-A Preferred Shares
Redeemable Noncontrolling Interest [Line Items]
Beginning balance	1,818,737	1,699,389
Accretion of redeemable non-controlling interests	36,296	168,166
Foreign currency translation adjustment	10,140	(48,818)
Repurchase of preferred shares	(1,865,173)
Ending balance	$ 0	$ 1,818,737